Assets Held for Sale and Discontinued Operations - Operating Results of Discontinued Operations and Net Assets Distributed (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of goodwill and intangible assets									$ (29,400)
(Loss) income from discontinued operations, net of tax	$ (2,378)	$ (4,429)	$ (6,164)	$ (3,494)	$ (17,224)	$ (5,459)	$ (6,640)	$ (20,817)		$ (16,465)	$ (50,140)	$ (4,439)
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues											100,306	99,829
Total costs and expenses											(109,005)	(90,864)
Depreciation and amortization of intangibles											(3,276)	(6,347)
Impairment of goodwill and intangible assets											(25,900)	(8,000)
Other, net											(150)	2,797
Income (loss) from operations of discontinued operations											(38,025)	(2,585)
Pretax loss on disposal of discontinued operations											(18,558)	0
(Loss) income on discontinued operations before income taxes											(56,583)	(2,585)
Benefit (provision) for income taxes											6,443	(1,854)
(Loss) income from discontinued operations, net of tax											(50,140)	(4,439)
Radio | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues											49,243	68,630
Total costs and expenses											(42,694)	(57,061)
Depreciation and amortization of intangibles											0	(2,910)
Impairment of goodwill and intangible assets											(25,900)	(8,000)
Other, net											(179)	(258)
Income (loss) from operations of discontinued operations											(19,530)	401
Pretax loss on disposal of discontinued operations											(18,558)	0
(Loss) income on discontinued operations before income taxes											(38,088)	401
Benefit (provision) for income taxes											1,760	(2,996)
(Loss) income from discontinued operations, net of tax											(36,328)	(2,595)
Stitcher | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues										72,545	51,063	31,199
Total costs and expenses										(91,725)	(66,311)	(33,803)
Depreciation and amortization of intangibles										(2,642)	(3,276)	(3,437)
Impairment of goodwill and intangible assets										0	0	0
Other, net										(57)	29	3,055
Income (loss) from operations of discontinued operations										(21,879)	(18,495)	(2,986)
Pretax loss on disposal of discontinued operations										0	0	0
(Loss) income on discontinued operations before income taxes										(21,879)	(18,495)	(2,986)
Benefit (provision) for income taxes										5,414	4,683	1,142
(Loss) income from discontinued operations, net of tax										$ (16,465)	$ (13,812)	$ (1,844)